Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	HERTZ CORP
Entity Central Index Key	0000047129
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer